First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments
September 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS – 83.9%
$5,000,000	U.S. Treasury Bill (a)	(b)	10/03/19	$4,999,547
4,000,000	U.S. Treasury Bill (a)	(b)	10/10/19	3,998,237
6,000,000	U.S. Treasury Bill (a)	(b)	10/17/19	5,995,287
7,000,000	U.S. Treasury Bill (a)	(b)	10/24/19	6,992,006
6,000,000	U.S. Treasury Bill (a)	(b)	10/31/19	5,991,212
5,000,000	U.S. Treasury Bill (a)	(b)	11/07/19	4,991,187
3,000,000	U.S. Treasury Bill (a)	(b)	11/14/19	2,993,491
1,500,000	U.S. Treasury Bill (a)	(b)	11/21/19	1,496,198
1,000,000	U.S. Treasury Bill (a)	(b)	02/20/20	992,959
	Total U.S. Treasury Bills			38,450,124
	(Cost $38,445,667)

Shares	Description	Value
MONEY MARKET FUNDS- 5.5%
2,500,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.82% (c)	2,500,000
	(Cost $2,500,000)
	Total Investments – 89.4%	40,950,124
	(Cost $40,945,667) (d)
	Net Other Assets and Liabilities – 10.6%	4,876,323
	Net Assets – 100.0%	$45,826,447
The following futures contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2019:
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Futures	8	$474,000	Oct–19	$(47,411)
Brent Crude Futures	6	350,880	Nov–19	(23,370)
Brent Crude Futures	9	521,460	Dec–19	6,740
Brent Crude Futures	7	402,920	Jan–20	(13,265)
Cattle Feeder Futures	16	1,135,400	Nov–19	12,425
Cocoa Futures	23	561,660	Dec–19	(5,965)
Gasoline RBOB Futures	7	449,555	Nov–19	(29,364)
Gasoline RBOB Futures	8	507,293	Dec–19	19,085
Gasoline RBOB Futures	9	570,478	Jan–20	(25,149)
Gold 100 Oz Futures	15	2,209,350	Dec–19	5,932
Live Cattle Futures	35	1,544,200	Dec–19	33,510
LMC Lead Futures	4	213,775	Dec–19	6,056
LME Nickle Futures	4	409,560	Dec–19	(4,629)
LME Zinc Futures	11	657,662	Dec–19	20,169
Low Sulphur Gasoil “G” Futures	5	289,875	Dec–19	(6,650)
Low Sulphur Gasoil “G” Futures	5	284,875	Feb–20	(10,417)
Natural Gas Futures	17	425,680	Nov–19	(50,898)
Platinum Futures	19	844,740	Jan–20	(59,988)
Silver Futures	13	1,104,870	Dec–19	(56,231)
Soybean Futures	2	90,600	Nov–19	1,679
Soybean Oil Futures	14	244,272	Dec–19	96
Wheat (CBT) Futures	34	842,775	Dec–19	33,438
		$14,135,880		$(194,207)
Futures Contracts Short:
Coffee “C” Futures	37	$(1,403,456)	Dec–19	$(31,839)
Copper Futures	2	(128,925)	Dec–19	1,713
Corn Futures	52	(1,008,800)	Dec–19	(50,955)

First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Futures Contracts Short: (Continued)	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Cotton No. 2 Futures	31	$(942,865)	Dec–19	$9,984
KC HRW Wheat Futures	89	(1,846,750)	Dec–19	(62,541)
Lean Hogs Futures	12	(348,480)	Dec–19	(24,887)
LME Primary Aluminum Futures	8	(345,600)	Dec–19	10,425
NY Harbor ULSD Futures	1	(79,682)	Oct–19	1,865
Soybean Meal Futures	8	(240,800)	Dec–19	(4,931)
Sugar #11 (World) Futures	165	(2,337,720)	Feb–20	(122,615)
WTI Crude Futures	5	(270,350)	Oct–19	11,430
		$(8,953,428)		$(262,351)
	Total	$5,182,452		$(456,558)

(a)	All or a portion of this security is segregated as collateral for open futures contracts.
(b)	Zero coupon bond.
(c)	Rate shown reflects yield as of September 30, 2019.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $179,004 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $631,105. The net unrealized depreciation was $452,101. The amounts presented are inclusive of derivative contracts.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows:
ASSETS TABLE
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$ 38,450,124	$ —	$ 38,450,124	$ —
Money Market Funds	2,500,000	2,500,000	—	—
Total Investments	40,950,124	2,500,000	38,450,124	—
Futures Contracts	174,547	174,547	—	—
Total	$ 41,124,671	$ 2,674,547	$ 38,450,124	$—
LIABILITIES TABLE
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (631,105)	$ (631,105)	$ —	$ —